EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$59,780	$55,591
Service cost	4,807	4,119
Interest cost	2,120	2,388
Amendments	0	0
Actuarial gain (loss)	(1,017)	6,025
Benefits paid, excluding settlement	(5,026)	(8,343)
Settlements	0	0
Benefit obligation at end of year	60,664	59,780

Change in plan assets
Fair value of plan assets at beginning of year	133,326	131,647
Actual return on plan assets	(2,586)	10,022
Employer contribution	0	0
Benefits paid, excluding settlement	(5,026)	(8,343)
Settlements	0	0
Fair value of plan assets at end of year	125,714	133,326

Amounts recognized in the Consolidated Balance Sheets
Assets	65,050	73,546
Liabilities	0	0
Net amount recognized	$65,050	$73,546

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$40,770	$31,644
Net prior service cost	(2,747)	(3,159)
Deferred tax assets	(13,975)	(10,581)
Net amount recognized	$24,048	$17,904

Change in accumulated other comprehensive income (loss)	$6,144	$2,339

Accumulated benefit obligation	$60,040	$59,063

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2015	2014	2013
Service cost	$4,807	$4,119	$3,705
Interest cost	2,120	2,388	2,319
Expected return on assets	(9,444)	(9,055)	(8,988)
Amortization of prior service cost	(413)	(413)	(423)
Recognized net actuarial loss	1,888	1,824	2,709
Settlement charges	0	0	6,174
Net periodic benefit (income) cost	(1,042)	(1,137)	5,496

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	11,014	5,058	(17,178)
Prior service cost	0	0	124
Amortization of prior service cost	413	413	423
Amortization of gain	(1,888)	(1,824)	(2,709)
Settlement charges	0	0	(6,174)
Total recognized in accumulated other comprehensive income	9,539	3,647	(25,514)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$8,497	$2,510	$(20,018)

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$1,642	$1,780	$1,926
Amortization of prior service credit	(413)	(413)	(413)

Schedule of Assumptions Used [Table Text Block]

Weighted-average assumptions to determine
	December 31,
	2015	2014
Benefit obligations
Discount rate	4.05%	3.76%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	3.76%	4.62%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2015 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$181	$181	$0	$0
U. S. Government agencies	6,573	6,573	0	0
Fixed income mutual funds	63,885	63,885	0	0
Equity mutual funds	55,075	55,075	0	0
Total	$125,714	$125,714	$0	$0

The fair value of the plan assets as of December 31, 2014 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$172	$172	$0	$0
Fixed income mutual funds	49,938	49,938	0	0
Equity mutual funds	83,216	83,216	0	0
Total	$133,326	$133,326	$0	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2016	$6,011
2017	3,815
2018	4,397
2019	4,499
2020	5,113
Thereafter	26,421